ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2013
Analysis of the movement in the allowance for doubtful accounts
Balance at beginning of year		¥ 4,983
Provision for (Reversal of) doubtful accounts	¥ 8,785	¥ (4,983)
Acquisition of TechLaw	17,646
Translation adjustment	(1,057)
Balance at end of year	¥ 25,374